Document And Entity Information	May 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2023
Entity Registrant Name	CSG SYSTEMS INTERNATIONAL, INC.
Entity Central Index Key	0001005757
Entity Emerging Growth Company	false
Securities Act File Number	0-27512
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0783182
Entity Address, Address Line One	169 Inverness Dr W
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	200-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	CSGS
Security Exchange Name	NASDAQ